Consolidated Statement of Mezzanine Equity and Shareholders' (Deficit) Equity/Members' Deficit - USD ($) $ in Thousands	Total	Cumulative effect of accounting changes	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Cumulative effect of accounting changes	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Noncontrolling Interests Cumulative effect of accounting changes
Balance at Dec. 31, 2017	$ 6,190				$ (53,259)		$ 6,059	$ 53,390
Balance ( in shares) at Dec. 31, 2017			53,815,631
Dividends declared and paid	$ (7,573)			$ 115	(851)			(6,837)
Dividend declared and paid, shares	34,734		34,734
Equity-based compensation	$ 5,985			3,350				2,635
Net income (loss)	(31,730)				(20,205)			(11,525)
Other comprehensive income (loss)	(6,338)						(2,906)	(3,432)
Redemption of Class C Units, issuance of shares related to RSUs and other	(150)			(3,179)	(994)		275	3,748
Redemption of Class C Units, issuance of shares related to RSUs and other			3,863,471
Balance at Dec. 31, 2018	(33,616)	$ 4,385		286	(75,309)	$ 2,158	3,428	37,979	$ 2,227
Balance ( in shares) at Dec. 31, 2018			57,713,836
Dividends declared and paid	$ (8,437)			109	(861)			(7,685)
Dividend declared and paid, shares	72,557		72,557
Equity-based compensation	$ 4,042			3,475				567
Net income (loss)	24,022				2,878			21,144
Other comprehensive income (loss)	1,955						987	968
Issuance of shares related to RSUs, redemption of Class C Units and other	(143)			(431)				288
Issuance of shares related to RSUs, redemption of Class C Units and other			665,538
Balance at Dec. 31, 2019	$ (7,792)	$ 45,449		3,439	(71,134)	$ 21,552	4,415	55,488	$ 23,897
Balance ( in shares) at Dec. 31, 2019	58,451,931		58,451,931
Dividends declared and paid	$ (11,680)							(11,680)
Equity-based compensation	5,637			3,337				2,300
Net income (loss)	(79,687)				(47,787)			(31,900)
Other comprehensive income (loss)	10,789						5,515	5,274
Issuance of shares related to RSUs, redemption of Class C Units and other	(1,605)			(798)			6	(813)
Issuance of shares related to RSUs, redemption of Class C Units and other			674,682
Balance at Dec. 31, 2020	$ (38,889)			$ 5,978	$ (97,369)		$ 9,936	$ 42,566
Balance ( in shares) at Dec. 31, 2020	59,126,613		59,126,613